Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
Beginning April 1, 2022, the results of our subsidiary in Turkey are reported under highly inflationary accounting as the prior three-years cumulative inflation rate exceeded 100 percent.
QIAGEN has a subsidiary in Moscow, Russia. Due to uncertainties related to the war in Ukraine, and although not material to our consolidated results of operations, during the year ended December 31, 2022, we recorded a combination of credit losses, write-offs and impairments related to our business in Russia totaling $4.0 million. These charges are included in the line item restructuring, acquisition, integration and other, net in the accompanying consolidated statements of income. We have suspended activities in Russia and also with our former commercial partner in Belarus.
We undertake acquisitions to complement our own internal product development activities. In May 2022, we acquired BLIRT S.A., a supplier of standardized and customized solutions for proteins and enzymes as well as molecular biology reagents located in Gdańsk, Poland. Its offering includes proteins and enzymes that are critical to the life sciences industry and diagnostic kit manufacturers. The cash consideration, net of cash acquired was $63.7 million. The acquisition was not significant to the overall consolidated financial statements and as of December 31, 2022, the allocation of the purchase price was preliminary. In September 2020, we completed the acquisition of the remaining shares in NeuMoDx Molecular, Inc. (NeuMoDx), a privately-held U.S. company that designs and develops molecular diagnostics solutions for hospital and clinical reference laboratories. Accordingly, at the acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Adoption of New Accounting Standards and New Accounting Standards Not Yet Adopted
Adoption of New Accounting Standards in 2022
ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, creates an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. We early adopted ASU 2021-08 on January 1, 2022. The amended guidance applies on a prospective basis to business combinations that occur after the adoption date.
Adoption of New Accounting Standards in 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removed certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. We adopted the ASU on the effective date of January 1, 2021 and the adoption of this guidance did not have an impact on our consolidated financial statements on the date of adoption.
ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, reduced the number of accounting models for convertible instruments. The ASU also amended diluted earnings per share (EPS) calculations for convertible instruments, which will result in more dilutive EPS results, and also amended the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. ASU 2020-06 was effective for annual periods beginning on January 1, 2022, with earlier adoption on January 1, 2021 permitted. We adopted ASU 2020-06 early on January 1, 2021 and this resulted in a decrease of $54.1 million to additional paid-in capital and an increase of $0.3 million to retained earnings for the conversion feature to the liability for our 2027 Convertible Notes further discussed in Note 16 "Debt".
Adoption of New Accounting Standards in 2020
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, replaced the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to form credit loss estimates. We adopted Topic 326 on January 1, 2020 using the modified retrospective approach by recognizing the effect of initially applying Topic 326 as an after-tax $15.1 million ($19.6 million pre-tax) adjustment to the opening balance of retained earnings at January 1, 2020 for credit losses on loans, notes and accounts receivable. The adoption did not have an impact on our consolidated statements of income or cash flows.
ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606, precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer of that transaction. We adopted ASU 2018-18 on January 1, 2020 without any cumulative effect.
ASU 2020-03, Codification Improvements to Financial Instruments, was issued to improve and clarify various financial instrument topics, including Topic 326 issued in 2016. The ASU includes seven issues that describe areas of improvement and the related amendments to GAAP. They are intended to make the standards easier to understand and apply and to eliminate inconsistencies. They are narrow in scope and are not expected to significantly change practice for most entities. We adopted ASU 2020-03 on January 1, 2020 without any effect.
ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)-Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, addresses accounting for the transition into and out of the equity method and measuring certain purchased options and forward contracts to acquire investments. We adopted ASU 2020-01 on June 30, 2020 without any impact.
New Accounting Standards Not Yet AdoptedAs of December 31, 2022, there are no recently issued but not yet adopted accounting pronouncements that are expected to materially impact our consolidated financial statements
Principles of Consolidation	Principles of ConsolidationThe consolidated financial statements include the accounts of QIAGEN N.V. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Investments in either common stock or in-substance common stock of companies where we exercise significant influence over the operations but do not have control, and where we are not the primary beneficiary, are accounted for using the equity method. All other investments are accounted for as discussed under "Non-marketable Investments" below. When there is a portion of equity in an acquired subsidiary not attributable, directly or indirectly, to the Company, we record the fair value of the noncontrolling interests at the acquisition date and classify the amounts attributable to noncontrolling interests separately in equity in the consolidated financial statements. Any subsequent changes in the Company's ownership interest while the Company retains its controlling financial interest in its subsidiary are accounted for as equity transactions.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. While changing conditions regarding the war in Ukraine and the COVID-19 pandemic recovery present additional uncertainty, we continue to use the best information available to form our estimates. Actual results could differ from those estimates.

Concentrations of Risk
Concentrations of Risk
We buy materials for products from many suppliers, and are not dependent on any one supplier or group of suppliers for the business as a whole. However, key components of certain products, including certain instrumentation components and chemicals, are available only from a single source. If supplies from these vendors were delayed or interrupted for any reason, we may not be able to obtain these materials timely or in sufficient quantities in order to produce certain products and sales levels could be negatively affected. Additionally, our customers include researchers at pharmaceutical and biotechnology companies, academic institutions, and government and private laboratories. Fluctuations in the research and development budgets of these researchers and their organizations for applications in which our products are used could have a significant effect on the demand for our products.
The financial instruments used in managing our foreign currency, equity and interest rate exposures have an element of risk in that the counterparties may be unable to meet the terms of the agreements. We attempt to minimize this risk by limiting the counterparties to a diverse group of highly-rated international financial institutions. The carrying values of our financial instruments incorporate the non-performance risk by using market pricing for credit risk. However, we have no reason to believe that any counterparties will default on their obligations. In order to minimize our exposure with any single counterparty, we have entered into master agreements which allow us to manage the exposure with the respective counterparty on a net basis.
Other financial instruments that potentially subject us to concentrations of credit risk are cash and cash equivalents, short-term investments, and accounts receivable. We attempt to minimize the risks related to cash and cash equivalents and short-term investments by dealing with highly-rated financial institutions and investing in a broad and diverse range of financial instruments. We have established guidelines related to credit quality and maturities of investments intended to maintain safety and liquidity. Concentration of credit risk with respect to accounts receivable is limited due to a large and diverse customer base, which is dispersed over different geographic areas. Allowances are maintained for potential credit losses and such losses have historically been within expected ranges.

Foreign Currency Translation	Foreign Currency TranslationOur reporting currency is the U.S. dollar and the functional currencies of our subsidiaries are generally the local currency of the respective countries in which they are headquartered. All amounts in the financial statements of entities whose functional currency is not the U.S. dollar are translated into U.S. dollar equivalents at exchange rates as follows: (1) assets and liabilities at period-end rates, (2) income statement accounts at average exchange rates for the period, and (3) components of equity at historical rates. Translation gains or losses are recorded in equity, and transaction gains and losses are reflected in net income as a component of other income, net. Realized gains or losses on the value of derivative contracts entered into to hedge the exchange rate exposure of receivables and payables are also included in net income as a component of other income, net.
Segment Information	Segment InformationWe determined that we operate as one operating segment in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 280, Segment Reporting. Our chief operating decision maker (CODM) makes decisions based on the Company as a whole. In addition, we have a common basis of organization and types of products and services which derive revenues and consistent product margins. Accordingly, we operate and make decisions as one reporting unit.
Revenue Recognition and Shipping and Handling Income and Costs
Revenue Recognition
We recognize revenue when control of promised goods or services transfers to our customers in an amount that reflects the consideration that is expected to be received in exchange for those goods or services. The majority of our sales revenue is recognized when products are shipped to the customers at which point control transfers.
Shipping and Handling Income and CostsShipping and handling costs charged to customers are recorded as revenue in the period that the related product sale revenue is recorded. Associated costs of shipping and handling are included in sales and marketing expenses.
Warranty	WarrantyWe provide warranties on our products against defects in materials and workmanship for a period of one year. A provision for estimated future warranty costs is recorded in cost of sales at the time product revenue is recognized. Product warranty obligations are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
Research and Development
Research and Development
Research and product development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, facility costs, and amounts paid to contract research organizations and laboratories for the provision of services and materials as well as costs for internal use or clinical trials.

Government Grants
Government Grants
We recognize government grants when there is reasonable assurance that all conditions will be complied with and the grant will be received. Our government grants generally represent subsidies for specified activities and are therefore recognized when earned as a reduction of the expenses recorded for the activity that the grants are intended to compensate. Thus, when the grant relates to research and development expense, the grant is recognized over the same period that the related costs are incurred. Otherwise, amounts received under government grants are recorded as liabilities in the balance sheet. When the grant relates to an asset, the nominal amount of the grant is deducted from the carrying amount of the asset and recognized over the same period that the related asset is depreciated.
Borrowing Costs	Borrowing CostsBorrowing costs directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets (qualifying asset) when such borrowing costs are significant. All other borrowing costs are expensed in the period they occur.
Advertising Costs	Advertising CostsThe costs of advertising are expensed as incurred and are included as a component of sales and marketing expense.
General and Administrative, Restructuring, Integration and Other
General and Administrative
General and administrative expenses primarily represent the costs required to support administrative infrastructure. These costs include licensing costs in connection with continued investments in information technology improvements, including cyber security, across the organization as well as personnel in administrative functions.
Restructuring, Acquisition, Integration and Other
We incur indirect acquisition and business integration costs in connection with business combinations which are expensed when incurred. These costs represent incremental costs that we believe would not have been incurred absent the business combinations. Major components of these costs include consulting and related fees incurred to integrate or restructure the acquired operations, payroll and related costs for employees remaining with the Company on a transitional basis and public relations, advertising and media costs for re-branding of the combined organization.
Restructuring costs include personnel costs (principally termination benefits) as well as contract and other costs, primarily contract termination costs. Termination benefits are accounted for in accordance with FASB ASC Topic 712, Compensation - Nonretirement Postemployment Benefits, and are recorded when it is probable that employees will be entitled to benefits and the amounts can be reasonably estimated. Estimates of termination benefits are based on the frequency of past termination benefits, the similarity of benefits under the current plan and prior plans, and the existence of statutory required minimum benefits. Contract and other costs are accounted for in accordance with FASB ASC Topic 420, Exit or Disposal Cost Obligations and are recorded when the liability is incurred. The specific restructuring measures and associated estimated costs are based on management's best business judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.
Income Taxes
Income Taxes
We account for income taxes under the liability method. Under this method, total income tax expense is the amount of income taxes expected to be payable for the current year plus the change from the beginning of the year for deferred tax assets and liabilities established for the expected future tax consequences resulting from differences between the financial statement carrying amount and the tax basis of assets and liabilities. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial statement carrying amount and the tax bases of assets and liabilities by the enacted tax rates expected to be in effect when such differences are reversed or settled. Deferred tax assets are reduced by a valuation allowance to the amount more likely than not to be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
Tax benefits are initially recognized in the financial statements when it is more likely than not that the position will be sustained upon examination by the taxing authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authority using the cumulative probability method, assuming the taxing authority has full knowledge of the position and all relevant facts. Our policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties related to income taxes within the income tax expense.

Derivative Instruments
Derivative Instruments
We enter into derivative financial instrument contracts to minimize the variability of cash flows or income statement impact associated with the anticipated transactions being hedged or to hedge fluctuating interest rates. As changes in foreign currencies or interest rates impact the value of anticipated transactions, the fair value of the forward or swap contracts also changes, offsetting foreign currency or interest rate fluctuations. Derivative instruments are recorded on the balance sheet at fair value. Changes in fair value of derivatives are recorded in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction.

Share-Based Payments
Share-Based Payments
Compensation cost for all share-based payments is recorded based on the grant date fair value, less an estimate for pre-vesting forfeitures, recognized in expense over the service period using an accelerated method.
Forfeiture Rate - This is the estimated percentage of grants that are expected to be forfeited or canceled on an annual basis before becoming fully vested. We estimated the forfeiture rate based on historical forfeiture experience.
Restricted Stock Units and Performance Stock Units - Restricted stock units and performance stock units represent rights to receive Common Shares at a future date. The fair market value of restricted and performance stock units is determined based on the number of stock units granted and the fair market value of our shares on the grant date. The fair market value at the time of the grant, less an estimate for pre-vesting forfeitures, is recognized in expense over the vesting period. At each reporting period, the estimated performance achievement of the performance stock units is assessed and any change in the estimated achievement is recorded on a cumulative basis in the period of adjustment.
Cash and Cash Equivalents	Cash and Cash EquivalentsCash and cash equivalents consist of cash on deposit in banks and other cash invested temporarily in various instruments that are short-term and highly liquid, and having an original maturity of less than three months at the date of purchase. Cash equivalents are carried at amortized cost which approximates fair value.
Short-Term Investments
Short-Term Investments
Short-term investments include cash investments with original maturities of more than three months which are classified as “available for sale” and stated at fair value, which is equivalent to the amortized cost, in the accompanying consolidated balance sheet. Interest income is accrued when earned and changes in fair market values are reflected in other income, net. The amortization of premiums and accretion of discounts to maturity arising from acquisition is included in interest income. A decline in fair value that is judged to be other-than-temporary is accounted for as a realized loss and the write-down is included in the consolidated statements of income. Realized gains and losses, determined on a specific identification basis on the sale of short-term investments, are included in income.
Short-term investments consisting of marketable equity securities are reported at fair value with gains and losses recorded in earnings.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of cash and cash equivalents, notes receivable, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of the short maturities of those instruments. The carrying value of our variable rate debt and leases approximates their fair values because of the short maturities and/or interest rates which are comparable to those available to us on similar terms. The fair values of the zero coupon convertible debt and the Cash Convertible Notes are based on an estimation using available over-the-counter market information. The fair values of the U.S. Private Placement were estimated using the changes in the U.S. Treasury rates and the fair value of the German Private Placement is based on an estimation using changes in the euro swap rates.
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
•Level 1. Observable inputs, such as quoted prices in active markets;
•Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
•Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Accounts Receivable, Loans and Other Receivables and Allowance for Credit Losses
Accounts Receivable, Loans and Other Receivables and Allowance for Credit Losses
Our accounts receivable consist of unsecured customer obligations and we are at risk to the extent such amounts become uncollectible. Since January 1, 2020, we maintain allowances for credit losses resulting from the expected failure or inability of our customers to make required payments. We recognize the allowance for expected credit losses at inception and reassess regularly considering historical experience with bad debts, the aging of the receivables, credit quality of the customer base, current economic conditions and other reasonable and supportable expectations for future conditions, if applicable. Once a receivable is determined to be uncollectible, the balance is charged against the allowance.
We sell our products worldwide through sales subsidiaries and distributors. There is no concentration of credit risk with respect to trade accounts receivable as we have a large number of internationally dispersed customers. Trade accounts receivable are non-interest bearing and mostly have payment terms of 30-90 days. For all years presented, no single customer represented more than ten percent of accounts receivable or consolidated net sales.
Following the adoption of Topic 326, we are required to use the new forward-looking expected credit loss model that replaced the previous incurred credit loss model. The new model generally results in earlier recognition of allowances for credit losses and requires consideration of a broader range of information to estimate expected credit losses over the entire lifetime of the assets. Accordingly, with the adoption of Topic 326, we recorded allowances for credit losses of $8.1 million for accounts receivable, $10.2 million for other receivables and $1.3 million for loan receivables. The allowances reflect the forward-looking expected impact of non-payment of the contractual amounts due.

Inventories	InventoriesInventories are stated at the lower of cost or net realizable value, determined on either a weighted average cost basis or a standard cost basis which is regularly adjusted to actual. Inventories include material, direct labor and overhead costs and are reduced for estimated obsolescence.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated amortization. Capitalized internal-use software costs include only those direct costs associated with the actual development or acquisition of computer software solely to meet internal needs and cloud-based applications to deliver our service and comprise costs associated with the design, coding, installation and testing of the system. Costs associated with preliminary development, such as the evaluation and selection of alternatives, as well as training, maintenance and support are expensed as incurred. Costs for software to be sold, leased or otherwise marketed that are related to the conceptual formulation and design are expensed as incurred. Costs incurred to produce software products and the software components of products to be sold, leased or marketed after technological feasibility is established are capitalized and amortized in accordance with the accounting standards for the costs of software to be sold, leased, or otherwise marketed. All other depreciation is computed using the straight-line method over the estimated useful lives of the assets (3 to 40 years). Amortization of leasehold improvements is computed on a straight-line basis over the lesser of the remaining life of the lease or the estimated useful life of the improvement asset. We have a policy of capitalizing expenditures that materially increase assets’ useful lives and charging ordinary maintenance and repairs to operations as incurred. When property or equipment is disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in earnings.

Business Combinations
Business Combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. The purchase price of an acquired business is allocated to the individual assets acquired and liabilities assumed based on their fair values at the date of acquisition. Those fair values are determined using income, cost and market approaches, most of which depend upon significant inputs that are not observable in the market, or level 3 measurements. The excess of purchase price over the fair value of identifiable assets acquired and liabilities assumed is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred.
The purchase price for some business combinations includes consideration that is contingent on the achievement of net sales or earnings targets by the acquired business. Contingent consideration is measured initially and on a recurring basis at fair value. Payments to settle the acquisition-date fair value of contingent consideration are presented as financing activities on the statement of cash flows; any payments in excess of the acquisition-date fair value are presented as operating activities.
Acquired Intangibles and Goodwill
Acquired Intangibles and Goodwill
Acquired intangibles with alternative future uses are carried at cost less accumulated amortization and consist of licenses to technology held by third parties and other acquired intangible assets. Amortization related to patents are computed over the estimated useful life of the underlying patent, which has historically ranged from 1 to 20 years. Purchased intangible assets acquired in business combinations, other than goodwill, are amortized over their estimated useful lives unless these lives are determined to be indefinite. Intangibles are assessed for recoverability considering the contract life and the period of time over which the intangible will contribute to future cash flow. The unamortized cost of intangible assets, where cash flows are independent and identifiable from other assets, is evaluated periodically and adjusted, if necessary, if events and circumstances indicate that a decline in value below the carrying amount has occurred.
Amortization expense related to developed technology and patent and license rights which have been acquired in a business combination is included in cost of sales. Amortization of trademarks, customer base and non-compete agreements which have been acquired in a business combination is recorded in operating expense under the caption 'acquisition-related intangible amortization'. Amortization expenses of intangible assets not acquired in a business combination are recorded within either the cost of sales, research and development or sales and marketing line items based on the use of the asset.
We dispose the gross carrying amount and accumulated amortization of fully amortized intangible assets from historic business combinations once they are considered fully integrated into our business.
The fair value of in-process research and development (IPR&D) acquired in a business combination is capitalized as an indefinite-lived intangible asset until completion or abandonment of the related research and development activities. IPR&D is tested for impairment annually or when any event or circumstance indicates that the fair value may be below the carrying value. If and when research and development is complete, the associated asset is amortized over the estimated useful life.
Goodwill represents the difference between the purchase price and the estimated fair value of the net assets acquired arising from business combinations. Goodwill is subject to impairment tests annually or earlier if indicators of potential impairment exist. We have elected to perform our annual test for indications of impairment as of October 1st of each year.
Non-Marketable Investments
Non-Marketable Investments
We have investments in non-marketable equity securities issued by privately held companies. These investments are included in other long-term assets in the accompanying consolidated balance sheets. Non-marketable investments through which we exercise significant influence but do not have control are accounted for using the equity method. We monitor for changes in circumstances that may require a reassessment of the level of influence. Our non-marketable equity securities not accounted for under the equity method are accounted for under the measurement alternative. Under the measurement alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.
Investments are evaluated periodically, or when impairment indicators are noted, to determine if declines in value are other-than-temporary. In making that determination, we consider all available evidence relating to the realizable value of a security. This evidence includes, but is not limited to, the following:
•adverse financial conditions of a specific issuer, segment, industry, region or other variables;
•the length of time and the extent to which the fair value has been less than cost; and
•the financial condition and near-term prospects of the issuer.
We consider whether the fair values of any of our non-marketable investments have declined below their carrying value whenever adverse events or changes in circumstances indicate that recorded values may not be recoverable. If any such decline is considered to be other than temporary (based on various factors, including historical financial results, product development activities and the overall health of the affiliate’s industry), then a write-down of the investment would be recorded in operating expense to its estimated fair value. Investment impairments recorded during the year ended December 31, 2020 is discussed in Note 10 "Investments".
Variable Interest Entities
Variable Interest Entities
We evaluate at the inception of each arrangement whether we have made an investment in an entity that is considered a variable interest entity (VIE) or if we hold other variable interests in an arrangement that is considered a variable interest entity. We consolidate VIEs when we are the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, we assess whether any changes in our interest or relationship with the entity affect our determination of whether the entity is still a VIE and, if so, whether we are the primary beneficiary. If we are not the primary beneficiary in a VIE, we account for the investment or other variable interests in a VIE as an investment in a non-marketable investment or in accordance with other applicable GAAP.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of assets may not be recoverable. We consider, amongst other indicators, a history of operating losses or a change in expected sales levels to be indicators of potential impairment. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds fair value which is determined by applicable market prices, when available. When market prices are not available, we generally measure fair value by discounting projected future cash flows of the asset. Considerable judgment is necessary to estimate discounted future cash flows. Accordingly, actual results could differ from such estimates.